STOCKHOLDERS' EQUITY (Details) - USD ($)					1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2020	Jun. 03, 2020	May 06, 2020	Oct. 16, 2017	Jan. 31, 2020	Nov. 27, 2019	Oct. 30, 2019	Oct. 28, 2019	Sep. 27, 2019	Aug. 31, 2019	Aug. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 15, 2019	Sep. 28, 2018
STOCKHOLDERS' EQUITY (Details) [Line Items]
Preferred stock, authorized												5,000,000	5,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Agreement, description				the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.
Certificate of designation series A preferred stock	5,000,000
Percentage purchase price	25.00%
Effective interest rate	25.00%
Stockholder debt term	1 year
Common stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, issued												19,796,154	19,796,154		19,756,154	16,821,244
Number of shares issued					6,542						8,142,894
Stock compensation expense (in Dollars)													$ 2,100,000
Gross proceeds from initial closing (in Dollars)					$ 15,479							$ 4,217,969
Restricted stock purchase		1,000,000
Common stock, authorized															116,666,667
Common stock, outstanding												19,796,154	19,796,154		19,756,154	16,821,244
Proceeds from sale of units (in Dollars)															$ 1.274
Gross proceeds from second closing (in Dollars)															515,000
Gross proceeds from third closing (in Dollars)															634,000
Debt principal and interest outstanding amount (in Dollars)												$ 11,254,236	$ 11,254,236		10,000,000
Stock compensation expense (in Dollars)													$ 3,047,970	$ 912,876	$ 938,052
Stock Options [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Weighted-average contractual remaining life													9 years 7 months 6 days
Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common stock reserved for issuance												3,333,334	3,333,334
Employee [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common stock reserved for issuance to employees															3,333,334
Energy Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Agreement, description															On October 1, 2018, we entered into a loan and security agreement (the “Loan and Security Agreement”) with Energy Capital, LLC (“Energy Capital”) wherein Energy Capital made available to us an aggregate principal amount of up to $10,000,000 (the “Loan”). Between January 29 and August 13, 2019, the Company and Energy Capital entered into a series of secured term promissory notes (the “Promissory Notes”) for an aggregate of $10,000,000. The advance proceeds were utilized primarily for operating capital and inventory. The principal amount outstanding under the Promissory Notes bear interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%. The Promissory Notes contain customary events of default and affirmative and negative covenants for transactions of this nature. Upon an event of default, Energy Capital has the right to require the Company to prepay the outstanding principal amount of the Promissory Notes plus all accrued and unpaid interest. All amounts outstanding under the Promissory Notes are secured by a lien on the Company’s assets, subject to terms of outstanding debt obligations, and become due and payable on the earlier to occur of September 30, 2019 or the completion by the Company of a capital raise with minimum proceeds to the Company of $20 million. On April 2, 2019, the Company and Energy Capital entered into a First Amendment to Loan and Security Agreement (the “First Amendment”) to (i) amend the notice provisions of an Advance Request under the Loan Agreement from at least five (5) business days to at least one (1) business day before the Advance Date, (ii) increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month, and (iii) change the definition of the term Maturity Date from the earlier of September 30, 2019 or 10 business days following the date of an Underwritten Public Offering to September 30, 2020. The Promissory Notes, with an aggregate of $10,563,104 principal and interest outstanding, were converted into 4,225,242 Units (see NOTE 9 for additional details), and the debt owed under the Promissory Notes was extinguished. As a result, the Promissory Notes terminated pursuant to their terms.
Steward Capital Holdings LP [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Agreement, description								On October 28, 2019, Company and Steward Capital entered into a letter of agreement (the “Second Amendment”) to amend the Agreement, as amended wherein the parties agreed to (i) extend and amend the due date for all accrued and unpaid interest starting September 2, 2019 to the Maturity Date (September 9, 2020) and (ii) extend and amend the due date for the 3% fee payable to Steward Capital in connection with the amendment and waiver dated June 2019 to be payable on the Maturity Date.
Common stock, issued												40,000	40,000				40,000
Purchase price per share (in Dollars per share)												$ 9.75	$ 9.75
Convertible Notes Payable [Member] | Other Financing Agreements [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt principal and interest outstanding amount (in Dollars)									$ 3,933,767
Number of equity instruments convertible									524,504
Preferred Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Preferred stock, authorized												10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001
Preferred stock, designated												5,000,000	5,000,000
Preferred stock, not designated												5,000,000	5,000,000
Number of shares issued												2,217,500
Gross proceeds from initial closing (in Dollars)												$ 222
Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common stock reserved for issuance												116,666,667	116,666,667
Common stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001					$ 0.0001
Common stock, issued												19,796,154	19,796,154
Number of shares issued
Gross proceeds from initial closing (in Dollars)
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)															$ 9.45
Weighted average vesting period			5 years
Stock compensation expense (in Dollars)												0	$ 83,654
Warrants outstanding													1,879,785
Weighted-average contractual remaining life													2 years 4 months 24 days
Exercise prices decrease (in Dollars per share)													$ 0.03
Exercise prices increase (in Dollars per share)													9.75
Weighted average exercise price (in Dollars per share)													$ 9.15
Number of warrants to purchase															1,590,535
Weighted-average contractual remaining life									2 years 9 months 18 days
Warrant [Member] | Minimum [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)															$ 0.03
Warrant [Member] | Maximum [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)															$ 9.75
Greater Than Five Percent Stockholder [Member] | Convertible Notes Payable [Member] | Energy Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt principal and interest outstanding amount (in Dollars)									$ 10,563,104
Stock Options [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)												$ 81,174	$ 833,959
Stock options to purchase			499,674									499,674	499,674
Stock options exercise price (in Dollars per share)			$ 6.39
Stock option exercise price, decrease (in Dollars per share)													$ 6.39
Unrecognized compensation expense (in Dollars)												$ 301,216	$ 301,216
Expected weighted average vesting period													1 year 7 months 6 days
Securities Purchase Agreement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Agreement, description	the Company entered into securities purchase agreements (the “2020 Purchase Agreements”) with certain purchasers (the “2020 Investors”), which provided for the sale of an aggregate of $4,435,000 and the exchange for debt of $265,779 of the Company’s Series A Convertible Preferred Stock (the “Series A Preferred”) at a purchase price of $2.00 per share (the “Purchase Price”) (the “Offering”). On August 14, 2020 and August 27, 2020, pursuant to the 2020 Purchase Agreements, the Company issued an aggregate of 2,350,390 shares of Series A Preferred to the Investors (collectively the “2020 Closing”). In connection with the 2020 Closing, Eric Brock, the Company’s Chief Executive Officer purchased 157,500 shares of Series A Preferred. The aggregate gross proceeds to the Company from the 2020 Closing was $4,700,779. After payment of offering expenses, the net proceeds to the Company from the 2020 Closing was $4,483,749.
Description of liquidated damages payable									The amount of liquidated damages payable to an Investor is 1.0% of the aggregate amount invested by such Investor for each 30-day period, or pro rata portion thereof, during which the default continues. To date the Company has paid $60,650 and accrued $19,053 in liquidated damages.
Securities Purchase Agreement [Member] | Investor [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued									808,731
Gross proceeds from initial closing (in Dollars)									$ 6,065,000
Gross proceeds from second closing (in Dollars)							$ 68,671
Net proceeds from second closing (in Dollars)							$ 515,000
Gross proceeds from third closing (in Dollars)						$ 84,540
Net proceeds from third closing (in Dollars)						$ 634,000
Securities Purchase Agreement [Member] | Placement Agent [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)									$ 9.75
Aggregate cash fee (in Dollars per share)									$ 721,400
Gross proceeds									10.00%
Reimbursement of transaction expenses (in Dollars)									$ 40,000
Number of warrants to purchase									96,187
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)						$ 1.02	$ 1.05
Number of warrants to purchase						50,726
Weighted-average contractual remaining life						3 years
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of warrants to purchase							41,206
Weighted-average contractual remaining life							3 years
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)									$ 0.99
Number of warrants to purchase									1,451,710
Weighted-average contractual remaining life									3 years
Securities Purchase Agreement [Member] | Warrant [Member] | Individual Lender [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)									$ 7.47
Number of warrants to purchase									46,893
Loan And Security Agreement Member | Convertible Notes Payable [Member] | Energy Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of equity instruments convertible									1,408,414
Issue price One [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares			47,917
Exercise price of warrants (in Dollars per share)			$ 7.50
Issue Price Two [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares			9,793
Exercise price of warrants (in Dollars per share)			$ 6.39
Issue Price Three [Member] | Stock Options [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued			231,543
Issue Price Three [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares			231,543
Exercise price of warrants (in Dollars per share)			$ 7.5
Restricted Stock Units (RSUs) [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Weighted average vesting period													2 years
Stock compensation expense (in Dollars)												1,050,000
Unrecognized compensation expense (in Dollars)												$ 6,300,000	$ 6,300,000
Restricted stock purchase																126,160
Shares options issued non-vested												750,000	750,000
Weighted average grant-date fair value of exercise price (in Dollars per share)													$ 8.40
Weighted-average contractual remaining life													1 year 6 months
Weighted average grant-date fair value (in Dollars per share)													$ 0.66
Vesting period													2 years
Incentive stock options with deferred distribution (in Dollars)										$ 225,001
Stock compensation expense (in Dollars)															$ 435,312
Restricted Stock Units (RSUs) [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Weighted average vesting period															2 years
Weighted average grant-date fair value (in Dollars per share)															$ 0.75
Non-vested restricted units awarded | shares															143,804
Unrecognized compensation expense (in Dollars)															$ 42,759
Weighted average period															9 months
Restricted Stock Units (RSUs) [Member] | Employee [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)															$ 71,789
Restricted Stock Units (RSUs) [Member] | Consultant [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock awards															136,160	126,160
Restricted Stock Units (RSUs) [Member] | Consultant [Member] | Individual Lender [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)															$ 50,599
Over-Allotment Option [Member] | Securities Purchase Agreement [Member] | Investor [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued									133,334
Gross proceeds from initial closing (in Dollars)									$ 1,000,000
Proceeds from sale of units (in Dollars)									12,500,000
Proceeds from sale of additional units (in Dollars)									$ 2,500,000
Purchase price per share (in Dollars per share)									$ 7.50
Description of transaction									Each Unit consists of one-third of a share of Common Stock and one-sixth of one warrant to purchase one share of Common Stock at an exercise price of $9.75 per share for a period commencing six months and ending 36 months after the closing date (the “Investor Warrants”).
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)												$ 10,117	$ 30,357